Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

The name and nature of the relationships with related parties are as follow:

Name	Relationship with the Group
Yizhuang Jingxinyuan Investment
And Development Co., Ltd (“Jingxinyuan”)	Controlled by Mr. Defu Dong
Yunhu Times Technology Limited (“Yunhu Times”)	Controlled by Mr. Defu Dong

(a)	For the years ended December 31, 2015, the Group conducted transactions with Yunhu Times, which included purchase of raw materials amounted to $127 and sales of mobile phone products amounted to $2,195, respectively. As of December 31, 2015, amounts due from a related party were as follow:

	December 31,
	2014	2015
Trade receivable:
Yunhu Times	$—	$821

Other receivable:
Yunhu Times	$—	$66

(b)	As of December 31, 2014 and 2015, amount due to a related party were as follow:

	December 31,
	2014		2015
Jingxinyuan	$178	(1)	$—

(1)	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.

In October, 2014, the Group entered into a three-year lease agreement with Jingxinyuan to rent office spaces of 5,462 square meters in Beijing. The rental expense was $178 and $nil for the year ended December 31, 2014 and 2015, respectively. Defu Dong ceased control of Jingxinyuan in November 2015.